Related Party Transactions - ORME (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 04, 2023	Dec. 31, 2023	Dec. 31, 2023	Sep. 30, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Members contribution			$ 150,000
ORME
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Members contribution		$ 150,000
Ownership interest		30.00%	30.00%	19.00%
Related Party [Member] | ORME
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Members contribution	$ 150,000
Related Party [Member] | ORME | Director
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ownership interest	20.00%